Income and Expenses - Summary of Selling, General and Administrative Expenses (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis Of Income And Expense [Abstract]
Compensation and employee benefits	₱ 26,833	₱ 24,883	₱ 23,543
Repairs and maintenance (Notes 14, 18 and 25)	21,555	20,007	14,331
Professional and other contracted services (Note 25)	7,307	7,408	12,809
Selling and promotions (Note 25)	6,542	5,395	6,340
Taxes and licenses	5,495	4,570	4,974
Amortization of intangible assets (Notes 5 and 15)	2,496	758	892
Insurance and security services (Note 25)	1,699	1,671	1,499
Rent (Notes 10 and 25)	1,384	1,290	7,321
Communication, training and travel (Note 25)	903	1,203	1,069
Other expenses	1,041	1,045	1,138
Total selling, general and administrative expenses	₱ 75,255	₱ 68,230	₱ 73,916